Other Expense (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 12, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Line Items]
Proceeds from sale of vessel		$ 76,264	$ 113,818	$ 0
Gain / (Loss) on sale of vessel		(53)	(1,260)	0
Allowance for doubtful accounts		0	1,495	$ 0
Discount of the Navios Holding Guarantee		777
Write down of guarantee claim receivable		$ 2,000
Hanjin Shipping Co. Ltd
Property Plant And Equipment [Line Items]
Allowance for doubtful accounts			1,495
MSC Cristina
Property Plant And Equipment [Line Items]
Vessel held for sale	$ 125,000
Proceeds from sale of vessel	$ 123,740
Gain / (Loss) on sale of vessel			$ (1,260)